Commitments (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Commitments (expressed In Canadian $000's Except Per Share Amounts) 1	$ 110
Commitments (expressed In Canadian $000's Except Per Share Amounts) 2	9
Commitments (expressed In Canadian $000's Except Per Share Amounts) 3	28
Commitments (expressed In Canadian $000's Except Per Share Amounts) 4	2
Commitments (expressed In Canadian $000's Except Per Share Amounts) 5	132
Commitments (expressed In Canadian $000's Except Per Share Amounts) 6	11
Commitments (expressed In Canadian $000's Except Per Share Amounts) 7	77
Commitments (expressed In Canadian $000's Except Per Share Amounts) 8	$ 6